1. Summary of Significant Accounting Policies and Use of Estimates (Details)	Aug. 01, 2017	Jul. 27, 2017	Aug. 08, 2016
iBudtender, Inc.
Equity Method Investment, Ownership Percentage			50.10%
Prestocorp
Equity Method Investment, Ownership Percentage	51.00%	51.00%